Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows (Cash Flows) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
General and administrative expenses	$ 58,566,000	$ 43,321,000	$ 173,206,000	$ 133,272,000	$ 99,078,000
Cash payments for interest, net of amounts capitalized	44,209,000	42,517,000	343,331,000	247,217,000	128,807,000
Cash payments for income taxes	0	20,000	366,000	487,000	1,797,000
Noncash investing activities - liabilities assumed
Fair value of assets acquired	8,101,000	1,257,765,000	2,923,990,000	1,523,466,000	1,375,010,000
Cash paid, net of cash acquired	(15,128,000)	(1,230,304,000)	2,640,475,000	1,500,193,000	1,351,033,000
Receivables from sellers	(1,212,000)	772,000	2,132,000	3,557,000	9,976,000
Payables to sellers	6,854,000	0	443,000	(4,847,000)	0
Liabilities assumed	$ (15,093,000)	$ 28,233,000	$ 286,090,000	$ 21,983,000	$ 33,953,000